Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1.
       Basis of Presentation and General Information

Euroseas Ltd. (the “Company”) was formed on
May
5,
2005
under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of certain ship-owning companies. On
June
28,
2005,
the beneficial owners exchanged all their shares in the ship-owning companies for shares in Friends Investment Company Inc., a newly formed Marshall Islands company. On
June
29,
2005,
Friends Investment Company Inc. then exchanged all the shares in the ship-owning companies for shares in Euroseas Ltd., thus, becoming the sole shareholder of Euroseas Ltd.

The operations of the vessels are managed by Eurobulk Ltd. ("Eurobulk" or “Management Company”) and Eurobulk (Far East) Ltd. Inc. (“Eurobulk FE”)
,
collectively the “Management Companies”, corporations controlled by members of the Pittas family. Eurobulk has an office in Greece located at
4
Messogiou & Evropis Street, Maroussi, Greece; Eurobulk FE has an office at Manilla, Philippines Suite
1003,
10th
Floor Ma. Natividad Building,
470
T.M. Kalaw cor. Cortada Sts., Ermita. Both provide the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services, while Eurobulk also provides executive management services, in consideration for fixed and variable fees (see Note
8).

The Pittas family is the controlling shareholder of Friends Investment Company Inc. which, in turn, owns
29.1%
of the Company’s shares as of
March
31,
2017.

The Company is engaged in the ocean transportation of dry bulk and containers through ownership and operation of dry bulk and container carrier ship-owning companies. For the periods under review the Company’s wholly owned subsidiaries are set out below:

•	Allendale Investment S.A. incorporated in Panama on
January
22,
2002,
owner of the Panama flag
18,154
deadweight tons (“DWT”) /
1,169
twenty
-foot equivalent (“TEU” – a measure of carrying capacity in containers) container carrier M/V “Kuo Hsiung”, which was built in
1993
and acquired on
May
13,
2002.

•	Alterwall Business Inc. incorporated in Panama on
January
15,
2001,
owner of the Panama flag
18,253
DWT /
1,169
TEU container carrier M/V “Ninos” (previously named M/V “Quingdao I”) which was built in
1990
and acquired on
February
16,
2001.

•	Diana Trading Ltd. incorporated in the Marshall Islands on
September
25,
2002,
owner of the Marshall Islands flag
69,734
DWT bulk carrier M/V “Irini”, which was built in
1988
and acquired on
October
15,
2002.
M/V “Irini” was sold on
July
10,
2013.

•	Xenia International Corp., incorporated in the Marshall Islands on
April
6,
2006,
owner of the Marshall Islands flag
22,568
DWT /
950
TEU multipurpose M/V “Tasman Trader”, which was built in
1990
and acquired on
April
27,
2006.
On
March
7,
2012,
the vessel was renamed M/V “Anking”. On
June
4,
2013
the vessel was sold.

•	Prospero Maritime Inc., incorporated in the Marshall Islands on
July
21,
2006,
owner of the Marshall Islands flag
69,268
DWT dry bulk M/V “Aristides N.P.”, which was built in
1993
and acquired on
September
21,
2006.
The vessel was sold on
January
15,
2016.

•	Xingang Shipping Ltd., incorporated in Liberia on
October
16,
2006,
owner of the Liberian flag
23,596
DWT /
1,599
TEU container carrier M/V “YM Xingang I” , which was built in
February
1993
and acquired on
November
15,
2006.
On
July
11,
2009,
the vessel was renamed M/V “Mastro Nicos” and on
November
5,
2009,
it was renamed M/V “YM Port Kelang”. On
October
25,
2011
the vessel was renamed M/V “Marinos”. The vessel was sold on
November
26,
2015.

•	Manolis Shipping Ltd., incorporated in the Marshall Islands on
March
16,
2007,
owner of the Marshall Islands flag
20,346
DWT /
1,452
TEU container carrier M/V “Manolis P”, which was built in
1995
and acquired on
April
12,
2007.

•	Eternity Shipping Company, incorporated in the Marshall Islands on
May
17,
2007,
owner of the Marshall Islands flag
30,007
DWT /
1,742
TEU container carrier M/V “Clan Gladiator”, which was built in
1992
and acquired on
June
13,
2007.
On
May
9,
2008,
M/V “Clan Gladiator” was renamed M/V “OEL Transworld” and on
August
31,
2009
the vessel was renamed M/V “Captain Costas”. The vessel was sold on
May
10,
2016.

•	Pilory Associates Corp., incorporated in Panama on
July
4,
2007,
owner of the Panamanian flag
33,667
DWT /
1,932
TEU container carrier M/V “Despina P”, which was built in
1990
and acquired on
August
13,
2007.
The vessel was sold on
December
28,
2015.

•	Tiger Navigation Corp., incorporated in Marshall Islands on
August
29,
2007,
owner of the Marshall Islands flag
31,627
DWT /
2,228
TEU container carrier M/V “Tiger Bridge”, which was built in
1990
and acquired on
October
4,
2007.
The vessel was sold on
November
9,
2015.

•	Noumea Shipping Ltd, incorporated in Marshall Islands on
May
14,
2008,
owner of the Marshall Islands flag
34,677
DWT /
2,556
TEU container carrier M/V “Maersk Noumea”, renamed “Evridiki G”, which was built in
2001
and acquired on
May
22,
2008.

•	Saf-Concord Shipping Ltd., incorporated in Liberia on June 8, 2008, owner of the Liberian flag 46,667 DWT bulk carrier M/V “Monica P”, which was built in 1998 and acquired on January 19, 2009.

•	Eleni Shipping Ltd., incorporated in Liberia on
February
11,
2009,
owner of the Liberian flag
72,119
DWT bulk carrier M/V “Eleni P”, which was built in
1997,
acquired on
March
6,
2009
and sold on
January
26,
2017.

•	Pantelis Shipping Ltd., incorporated in the Republic of Malta on
July
2,
2009,
owner of the Maltese flag
74,020
DWT bulk carrier M/V “Pantelis” which was built in
2000
and acquired on
July
23,
2009.
On
December
15,
2009,
ownership of the vessel was transferred to Pantelis Shipping Corp., incorporated in Liberia, and the vessel changed its flag to the Liberian flag.

•	Aggeliki Shipping Ltd., incorporated in the Republic of Liberia on
May
21,
2010,
owner of the Liberian flag
30,306
DWT /
2008
TEU container carrier M/V “Aggeliki P” which was built in
1998
and acquired on
June
21,
2010.

•	Joanna Maritime Ltd., incorporated in Liberia on
June
10,
2013,
owner of the Liberian flag
22,301
DWT /
1,732
TEU container carrier M/V “Joanna” which was built in
1999
and acquired on
July
4,
2013.
The vessel has been renamed Vento di Grecale.

•	Eirini Shipping Ltd., incorporated in the Republic of Liberia on
February
2,
2014,
owner of the Liberian flag
76,466
DWT bulk carrier M/V “Eirini P” which was built in
2004
and acquired on
May
26,
2014.

•	Ultra One Shipping Ltd., incorporated in the Republic of Liberia on
November
21,
2013,
entered on
November
29,
2013,
into a shipbuilding contract with Yangzhou Dayang Shipbuilding Co., Ltd. and Sumec Marine Co., Ltd., for the construction of a
63,500
DWT bulk carrier (Hull No.
DY160,
to be named M/V “Alexandros P”). The shipbuilding contract was cancelled on
June
29,
2016
due to excessive construction delays. On
December
21,
2016,
an agreement was reached to acquire the vessel which was delivered on
January
16,
2017.

•	Ultra Two Shipping Ltd., incorporated in the Republic of Liberia on
November
21,
2013,
entered on
November
29,
2013,
into a shipbuilding contract with Yangzhou Dayang Shipbuilding Co., Ltd. and Sumec Marine Co., Ltd., for the construction of a
63,500
DWT bulk carrier (Hull No.
DY161).
The shipbuilding contract was cancelled on
September
2,
2016
due to excessive construction delays.

•	Kamsarmax One Shipping Ltd., incorporated in the Republic of the Marshall Islands on
April
4,
2014,
agreed to acquire from Klaveness Bulk AS, the
82,000
DWT bulk carrier Hull No.
YZJ2013
-
1116
(named M/V “Xenia”). The vessel is a new-building and was delivered on
February
25,
2016.

•	Kamsarmax Two Shipping Ltd., incorporated in the Republic of the Marshall Islands on
April
4,
2014,
entered on
April
4,
2014,
into a shipbuilding contract with Jiangsu Tianyuan Marine Import & Export Co., Ltd., and Jiangsu Yangzijiang Shipbuilding Co., Ltd. and Jiangsu New Yangzi Shipbuilding Co., Ltd., for the construction of a
82,000
DWT bulk carrier (Hull No.
YZJ2013
-
1153).
In
July
2016,
Kamsarmax Two Shipping Ltd. signed and amended agreement which provides it with an option to terminate the contract by
December
31,
2016
(subsequently, extended to
March
31,
2017)
without any additional cost. In
March
2017,
the Company decided not to exercise the option to terminate the contract but proceed with construction of the vessel which is expected to be delivered by
June
2018
(see also Note
20).

•	Jonathan John Shipping Ltd., incorporated in the Republic of the Marshall Islands on
August
19,
2016,
owner of the Panamanian flag
18,581
DWT /
1,439
TEU container carrier M/V “Aegean Express” which was built in
1997
and delivered on
September
29,
2016.

•	Areti Shipping Ltd., incorporated in the Republic of the Marshall Islands on
November
15,
2016,
owner of the Cypriot flag
75,100
DWT bulk carrier M/V “Tasos” which was built in
2000
and delivered on
January
9,
2017.

•	Hull
2
Shipping Ltd., incorporated in the Republic of the Marshall Islands on
December
30,
2013,
owner of the Marshall Islands flag
20,976
DWT /
1,645
TEU container carrier M/V “RT Dagr” which was built in
1998
and delivered on
December
23,
2016.
The vessel was sold on
January
31,
2017.

As of
December
31,
2016,
the Company had a working capital deficit of
$0.73
million and has been incurring losses. The Company’s cash balance amounted to
$3.21
million and cash in restricted and retention accounts amounted to
$6.14
million as of
December
31,
2016.
Within
January
2017,
the Company received net proceeds from the sale of
two
vessels and the acquisition of
two
other vessels of
$0.83
million while it drew a mortgage of
$10.86
million against its newly delivered vessel M/V “Alexandros P”, which provided it with unrestricted funds of
$9.46
million after a
$1.40
million increase in restricted funds. In
March
2017,
the Company decided to proceed with the construction of a Kamsarmax newbuilding vessel (see above), for which three
payments of
$2.25
million each are to be made before the delivery of the vessel, two
of which are payable in
2017
and
one
is payable at the earliest in
March
2018
(the
first
payment is payable with the confirmation of the order; the remaining two
payments are guaranteed by the Company).

The Company intends to fund its working capital requirements and capital commitments via cash at hand, cash flow from operations, new mortgage debt financing for the vessel under construction, debt balloon payment refinancing, proceeds from its on-going at-the-market offering and other equity offerings. In the unlikely event that these are not sufficient the Company may
also draw down up to
$4.00
million under a commitment from COLBY Trading Ltd., a company controlled by the Pittas family and affiliated with the Company’s Chief Executive Officer, and possible vessel sales (where equity will be released) or sale of the newbuilding contract itself, if required, among other options. The Company believes it will have adequate funding through the sources described above and, accordingly, it believes it has the ability to continue as a going concern and finance its obligations as they come due over the next twelve
months following the date of the issuance of these financial statements. Consequently, the consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

During the years ended
December
31,
2014,
2015
and
2016,
the following charterers individually accounted for more than
10%
of the Company’s revenues as follows:

	Year ended December 31,
Charterer	2014	2015	2016
GSS	4%	16%	22%
MSC	11%	13%	16%
KLAVENESS	-	-	15%
CMA-CGM	13%	17%	14%